RECAPITALIZATION TRANSACTION	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Recapitalization Transaction
NOTE 6 – RECAPITALIZATION TRANSACTION

On or about June 12, 2015, the Company entered into definitive agreements to restructure the overall capitalization of the Company (the “Recapitalization Transaction”). To effectuate the Recapitalization Transaction, the Company entered into a Master Acquisition Agreement (the “Master Agreement”) with OPC Partners LLC, a Delaware limited liability company (“OPC”), VerifyMe Inc., a Texas corporation (“VFM”), Zaah Technologies, Inc., a Delaware corporation (“Zaah”), and an additional private investor (the “Private Investor”).

Pursuant to the Master Agreement, the Company entered into several other material definitive agreements (collectively, the “Transaction Documents”) required to consummate the Recapitalization Transaction. A brief summary of the Transaction Documents is included below. Each of the Transaction Documents was entered effective as of June 12, 2015, upon the closing of the Recapitalization Transaction.

Note Conversion Agreement. The Company entered into various Note Conversion Agreements with various holders of promissory notes executed by the Company (the “Noteholders”), pursuant to which the Noteholders converted $731,426 of outstanding notes and accrued interest (net of gain on conversion of $297,370) into 57,265,030 shares (pre Reverse Stock Split) of restricted non-trading Common Stock of the Company at a conversion rate of one (1) share of Common Stock per $0.018 of outstanding principal and interest.

Warrant Conversion Agreement. The Company entered into various Warrant Conversion Agreements with various holders of warrants for the Company’s Common Stock (the “Warrantholders”), pursuant to which the Warrantholders converted 3,700,000 outstanding Common Stock warrants into 3,700,000 shares (pre Reverse Stock Split) of restricted non-trading Common Stock of the Company at a conversion ratio 1:1.

Preferred Stock Conversion Agreement. The Company and VFM entered into a Preferred Stock Conversion Agreement, pursuant to which VFM converted 21,111,111 shares (pre Reverse Stock Split) of Series A Preferred Stock of the Company that it currently owns into shares of Common Stock of the Company on a 1:1 basis (pre Reverse Stock Split).

Patent and Technology License Termination Agreement. Pursuant to a Patent and Technology License Termination Agreement, the Company and VFM terminated that certain Patent and Technology License Agreement, dated as of December 31, 2012, by and between the Company and VFM (the “License”), and VFM agreed to receive eighty five (85) shares (pre Reverse Stock Split) of Series B Preferred Stock in complete satisfaction of $4,500,000 in past due license payments and $2,000,000 exclusivity payments owed by the Company under the License.  As a result of the Patent Purchase Agreement explained below, $176,316, net of amortization of $23,684, of prepaid expenses related to the patents were reclassified to patent expense.

Termination of Registration Rights. Pursuant to a Registration Rights Termination Agreement, the Company and VFM have terminated that certain Registration Rights Agreement, dated as of December 31, 2012, by and between the Company and VFM.

Termination of Technology and Services Agreement. Pursuant to a Technology and Services Agreement Termination Agreement, the Company and VFM terminated that certain Technology and Services Agreement, dated as of December 31, 2012, by and between the Company and VFM.

Termination of Investment Agreement. Pursuant to an Investment Agreement Termination Agreement, the Company and VFM terminated that certain Investment Agreement, dated as of December 31, 2012, by and between the Company and VFM.

Patent Purchase Agreement. The Company and VFM entered into and consummated a Patent Purchase Agreement, transferring and assigning over to the Company all of VFM’s rights, title and interest into certain U.S. patents and pending U.S. patent applications.

Termination of Zaah Technology and Services Agreement. Pursuant to a Technology and Services Agreement Termination Agreement, the Company and Zaah terminated that certain Technology and Services Agreement, dated as of December 31, 2012, by and between the Company and Zaah.

Series A Preferred Stock Subscription Agreement. The Company entered into a Subscription Agreement with OPC, pursuant to which the Company issued 37,564,767 shares (pre Reverse Stock Split) of Series A Preferred Stock to OPC for a cash investment $1,278,501, plus the conversion of deferred compensation, notes payable and accrued interest amounting to $171,813, into the Company by OPC.

Common Stock Subscription Agreement. The Company entered into a Subscription Agreement with the Private Investor, pursuant to which the Company issued 25,906,736 shares (pre Reverse Stock Split) of restricted non-trading Common Stock to the Private Investor for a cash investment of $50,000 into the Company by the Private Investor.

Series B Preferred Stock Subscription Agreement. In connection with the termination of the License with VFM, the Company entered into a Subscription Agreement with VFM, pursuant to which to the Company issued 85 shares (pre Reverse Stock Split) of Series B Preferred Stock to VFM.

The foregoing description of the Master Agreement and the related Transaction Documents is a summary, and does not purport to be a complete description of the Master Agreement and the related Transaction Documents, and is qualified in its entirety by reference to the Master Agreement and the related Transaction Documents, copies of which are filed as Exhibits 10.1, 10.2 and 10.3 to the Company’s Report on Form 8-K, filed with the SEC on June 18, 2015